CONVERTIBLE DEBENTURES FINANCING (Tables)	12 Months Ended
Dec. 31, 2017
Convertible Debentures Financing
Reconciles of fair value of debentures to carrying amount

The following table reconciles the fair value of the debentures to the carrying amount.

	Liability Component	Equity Component	Total
Balance, December 31, 2014	$123,125	$5,712	$128,837
Gross proceeds to allocate	222,006	27,994	250,000
Accretion of discount	34,924	—	34,924
Interest accrued	44,589	—	44,589
Balance, December 31, 2015	424,644	33,706	458,350
Accretion of discount	571	—	571
Interest accrued	45,000	—	45,000
Balance, December 31, 2016	470,215	33,706	503,921
Accretion of discount (adjustment)	(11,024)	—	(11,024)
Interest accrued	45,000	—	45,000
Balance, December 31, 2017	$504,191	$33,706	$537,897